Long-Term Debt and Capital Lease Obligations (Details) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 08, 2010	Dec. 31, 2012 ITC DeltaCom senior secured notes due April 2016 M	Dec. 06, 2012 ITC DeltaCom senior secured notes due April 2016	Dec. 31, 2011 ITC DeltaCom senior secured notes due April 2016	Sep. 30, 2011 Senior Notes 8.875 percent due 2019	Dec. 31, 2012 Senior Notes 8.875 percent due 2019	Mar. 31, 2013 Senior Notes 8.875 percent due 2019	May 16, 2011 Senior Notes 8.875 percent due 2019	Sep. 30, 2011 Senior secured revolving credit facility	Dec. 31, 2012 Senior secured revolving credit facility	May 16, 2011 Senior secured revolving credit facility	Dec. 31, 2012 Senior secured revolving credit facility Base rate	Dec. 31, 2012 Senior secured revolving credit facility LIBOR
Debt instrument:
2013		$ 3,385,000
Principal amount		32,500,000		325,000,000		292,300,000					300,000,000
Interest rate (as a percent)		10.50%		10.50%					8.875%	8.875%	8.875%				1.50%	2.50%
Unamortized premium				26,300,000	15,694,000		22,056,000
Redemption price as percentage of principal amount on consummation		101.00%
Outstanding principal amount of debt repurchased	200,000		176,000
Percentage of principal amount at which the entity may redeem some or all of the notes prior to April 1, 2013		100.00%			10.00%
Maximum redemption price as a percentage of the principal amount if the notes are redeemed on or after April 1, 2013		105.25%
Minimum redemption price as a percentage of the principal amount if the notes are redeemed on or after April 1, 2013		100.00%
Maximum percentage of the aggregate principal amount of notes redeemable before initial redemption date with net proceeds of certain equity offerings					35.00%				35.00%
Redemption price as percentage of principal amount with the net proceeds of equity offerings					110.50%
Number of consecutive monthly periods that the entity may redeem the notes before April 1, 2013 (in months)					12
Redemption price as percentage of principal amount of notes redeemable during any 12-month period before April 1, 2013		103.00%
Percentage of principal amount at which notes may be required to be repurchased in event of sales of certain assets					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%				101.00%
Issue price as percentage of principal amount											96.555%
Gross proceeds from issuance of debt								289,700,000
Proceeds from issuance of long term debt, net of transaction fees								280,200,000
Transaction fees on debt issued								9,500,000				1,900,000
Redemption price as percentage of principal amount of notes redeemable from May 2015 to May 2016									104.438%
Redemption price as percentage of principal amount of notes redeemable from May 2016 to May 2017									102.219%
Redemption price as percentage of principal amount of notes redeemable after May 2017									100.00%
Redemption price as percentage of principal amount of notes redeemable before May 2015									100.00%
Redemption price as percentage of principal amount									108.875%
Maximum borrowing capacity														150,000,000
Commitment fee (as a percent)													0.375%
Letters of Credit Outstanding, Amount													1,600,000
2014		3,437,000
2015		3,160,000
2016		3,129,000
2017		3,083,000
Thereafter		12,933,000
Total minimum lease payments		29,127,000
Less amounts representing interest		(12,038,000)
Total capital lease obligations		$ 17,089,000